Loans and borrowings - Summary of Loans and Borrowings (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current portion of loans and borrowings
Bank loans and overdrafts	€ 49	€ 59
Lease liabilities (Note 15)	9,537	7,302
Total current portion of loans and borrowings	9,586	7,361
Non-current portion of loans and borrowings
Bank loans	145	772
Lease liabilities (Note 15)	40,414	14,712
Total non current portion of loans and borrowings	40,559	15,484
Total	€ 50,145	€ 22,845